Reinsurance - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Reinsurer	Dec. 31, 2012	Dec. 31, 2011
Effects of Reinsurance [Line Items]
Reinsurance recoverables included in other long-term assets	$ 578	$ 461
Percentage of reinsurance recoverables resulting from 100% coinsurance agreements	37.00%	48.00%
Premiums ceded	33	34	34
Number of reinsurers comprising other reinsurance recoverables balance	15
Maximum carrying value of reinsurance recoverables for a number of reinsurers	20
Number of reinsurers who have placed cash and securities in trusts	2
Cash and securities in trusts held by certain reinsurers	$ 23
100% Coinsurance Agreements
Effects of Reinsurance [Line Items]
Percentage of coinsurance agreement	100.00%	100.00%